Significant Accounting Policies (Details Narrative)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($) Number	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) Number	Dec. 31, 2015 USD ($)
Number of operating segments | Number			1		1
Shipping and handling costs	$ 146,000	$ 108,000	$ 468,000	$ 336,000	$ 519,000	$ 116,000
Advertising expense	7,000	11,000	31,000	41,000	50,000	1,324,000
Allowance for doubtful accounts receivable	1,600		1,600		1,600	14,300
Provision for inventory	0	$ 384,000	0	$ 563,000
Inventory allowances					115,000	0
Perpaid inventory	$ 737,000		$ 737,000		$ 221,000	133,000
Description of returns product terms			The Company allows customers to return product within 30 days of shipment if the product is defective.		The Company allows customers to return product within 30 days of shipment if the product is defective.
Capitalized Technology [Member]
Intagible assets useful life			3 years		3 years
Minimum [Member]
Estimated useful life					3 years
Maximum [Member]
Estimated useful life					5 years
Maximum [Member] | Capitalized Technology [Member]
Intagible assets useful life					3 years
Cellular Telephones And Related Equipment [Member]
Sales returns allowances			$ 370,000		$ 130,000	$ 197,000